RIGGS FUNDS

CLASS R SHARES

RIGGS STOCK FUND
RIGGS SMALL COMPANY STOCK FUND
RIGGS LARGE CAP GROWTH FUND
RIGGS U.S. GOVERNMENT SECURITIES FUND
RIGGS BOND FUND
RIGGS INTERMEDIATE TAX FREE BOND FUND
RIGGS LONG TERM TAX FREE BOND FUND
RIGGS PRIME MONEY MARKET FUND
RIGGS U.S. TREASURY MONEY MARKET FUND

CLASS Y SHARES

RIGGS STOCK FUND
RIGGS SMALL COMPANY STOCK FUND
RIGGS U.S. GOVERNMENT SECURITIES FUND
RIGGS PRIME MONEY MARKET FUND
RIGGS U.S. TREASURY MONEY MARKET FUND

SUPPLEMENT TO PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATE JUNE 30, 2000

As of July 21, 2000 the Class B Shares of the Riggs Funds (the "Trust") were eliminated. Class B Shares were converted into Class R Shares. Accordingly, except as described below, please disregard any reference to Class B Shares in the Prospectuses and Combined Statement of Additional Information for the Class R and Class Y Shares.

In addition, please revise the second bullet point under the caption "Sales Charge When You Redeem" on page 18 of the Class R Prospectus to read "You will not be charged a CDSC when redeeming Shares which were received upon conversion of Class B Shares to Class R Shares on or about July 21, 2000."

                                          July 21, 2000

Cusip 76656A609
      76656A807
      76656A849
      76656A500
      76656A872
      76656A864
      76656A856
      76656A203
       76656A401

      76656A781
      76656A799
      76656A773
      76656A104
      76656A302

      25610 (7/00)